4. EQUIPMENT	12 Months Ended
Dec. 31, 2020
Notes
4. EQUIPMENT

4. EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2019	$ 124,266	$ 76,919	$ 23,302	$ 224,487
Disposal during the year	-	(32,617)	-	(32,617)
Exchange adjustment	(8,199)	(5,074)	(1,537)	(14,810)
As at December 31, 2019	116,067	39,228	21,765	177,060
Exchange adjustment	8,158	2,757	1,530	12,445
As at December 31, 2020	$ 124,225	$ 41,985	$ 23,295	$ 189,505

Accumulated depreciation
As at January 1, 2019	$ 114,132	$ 54,171	$ 22,077	$ 190,380
Depreciation for the year	3,337	9,990	1,165	14,492
Depreciation for the year related to disposals	-	(32,617)	-	(32,617)
Exchange adjustment	(7,591)	(3,757)	(1,477)	(12,825)
As at December 31, 2019	109,878	27,787	21,765	159,430
Depreciation for the year	3,015	10,288	-	13,303
Exchange adjustment	7,784	2,162	1,530	11,476
As at December 31, 2020	$ 120,677	$ 40,237	$ 23,295	$ 184,209

Net book value
As at January 1, 2019	$ 10,134	$ 22,748	$ 1,225	$ 34,107
As at December 31, 2019	$ 6,189	$ 11,441	$ -	$ 17,630
As at December 31, 2020	$ 3,548	$ 1,748	$ -	$ 5,296